Shareholder Report, Line Graph (Details) - USD ($)				8 Months Ended		12 Months Ended		20 Months Ended		24 Months Ended	32 Months Ended		36 Months Ended	44 Months Ended		48 Months Ended	56 Months Ended		60 Months Ended	68 Months Ended		72 Months Ended	80 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 02, 2020	Nov. 01, 2019	Jun. 30, 2016	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2019	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2020	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000145004
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Integrity Discovery Fund
Accumulated Value			$ 9,424				$ 12,285			$ 14,221			$ 12,513			$ 9,538			$ 18,075			$ 15,315		$ 16,251	$ 18,434	$ 20,644	$ 31,986
C000145005
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Integrity Discovery Fund
Accumulated Value			10,000				12,933			14,858			12,964			9,799			18,415			15,471		16,271	18,306	20,501	31,764
C000145007
Account Value [Line Items]
Accumulated Value			1,000,000				1,306,183			1,516,174			1,337,037			1,020,998			1,940,815			1,647,540		1,751,134	1,990,447	2,232,732	3,465,066
C000219865
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 17,285				$ 14,663			$ 15,566			$ 17,679			$ 19,801			$ 30,709
C000144991
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Integrity Mid-Cap Value Fund
Accumulated Value			9,426				10,941			12,180			12,224			10,525			16,698			15,603		17,761	19,842	21,385	26,681
C000217047
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Integrity Mid-Cap Value Fund
Accumulated Value		$ 10,000			$ 8,245				$ 12,979			$ 12,036			$ 13,599			$ 15,081			$ 16,127		$ 19,973
C000164741
Account Value [Line Items]
Accumulated Value			10,000				11,642			13,003			13,097			11,325			18,035			16,916		19,333	21,693	23,467	29,397
C000144992
Account Value [Line Items]
Accumulated Value			1,000,000				1,164,313			1,299,160			1,306,677			1,128,058			1,793,980			1,680,026		1,917,564	2,147,381	2,319,877	2,901,898
C000219863
Account Value [Line Items]
Accumulated Value	10,000			14,346				13,420			15,301			17,124			18,476			23,093
C000144977
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Integrity Small-Cap Value Fund
Accumulated Value			9,426				11,568			13,020			12,088			9,147			16,502			14,500		16,854	18,610	17,993	25,122
C000144978
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Integrity Small-Cap Value Fund
Accumulated Value			10,000				12,192			13,639			12,577			9,444			16,891			14,734		16,978	18,577	17,962	25,078
C000144979
Account Value [Line Items]
Accumulated Value			10,000				12,242			13,746			12,730			9,606			17,283			15,154		17,558	19,324	18,623	25,915
C000144980
Account Value [Line Items]
Accumulated Value			10,000				12,340			13,966			13,034			9,913			17,984			15,892		18,559	20,589	20,001	28,055
C000144981
Account Value [Line Items]
Accumulated Value			1,000,000				1,231,376			1,391,527			1,296,429			984,765			1,783,711			1,574,622		1,836,827	2,035,994	1,975,780	2,768,928
C000144993
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Integrity Small/Mid-Cap Value Fund
Accumulated Value			9,424				11,400			12,786			12,574			10,189			17,648			16,122		18,554	20,339	20,938	27,670
C000155526
Account Value [Line Items]
Accumulated Value			10,000				12,135			13,656			13,467			10,948			19,015			17,421		20,115	22,122	22,844	30,263
C000144994
Account Value [Line Items]
Accumulated Value			1,000,000				1,212,486			1,364,215			1,344,427			1,092,589			1,896,803			1,736,617		2,004,468	2,202,463	2,272,551	3,010,999
C000219864
Account Value [Line Items]
Accumulated Value	10,000			15,717				14,373			16,578			18,209			18,779			24,859
C000144984
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Multi-Cap Fund
Accumulated Value			9,425				11,065			12,545			12,904			13,101			18,346			16,747		20,401	25,100	29,270	38,212
C000144985
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Multi-Cap Fund
Accumulated Value			10,000				11,645			13,099			13,389			13,481			18,722			16,939		20,458	24,943	29,086	37,972
C000144987
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,553			1,341,270			1,384,285			1,410,936			1,982,898			1,815,892		2,219,008	2,738,695	3,202,497	4,192,304
C000144988
Account Value [Line Items]
Line Graph and Table Measure Name						Victory S&P 500 Index Fund
Accumulated Value			9,776				11,454			13,026			14,302			15,298			21,417			19,037		22,631	28,033	32,183	39,162
C000144989
Account Value [Line Items]
Accumulated Value			10,000				11,659			13,211			14,441			15,390			21,458			18,998		22,493	27,775	31,773	38,530
C000144990
Account Value [Line Items]
Accumulated Value			1,000,000				1,173,344			1,337,139			1,469,858			1,573,846			2,205,884			1,961,988		2,334,313	2,893,734	3,324,577	4,050,825
C000144972
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Mid-Cap Core Growth Fund
Accumulated Value			9,424				11,043			12,377			12,894			12,502			18,443			15,337		17,075	19,043	21,577	27,538
C000144973
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Mid-Cap Core Growth Fund
Accumulated Value			10,000				11,643			12,955			13,410			12,897			18,895			15,583		17,188	19,029	21,561	27,518
C000144975
Account Value [Line Items]
Accumulated Value			10,000				11,773			13,252			13,857			13,497			20,002			16,695		18,657	20,891	23,746	30,421
C000144976
Account Value [Line Items]
Accumulated Value			1,000,000				1,174,874			1,320,383			1,379,336			1,341,208			1,984,956			1,654,715		1,847,355	2,067,481	2,347,539	3,004,823
C000144995
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Trivalent International Fund - Core Equity
Accumulated Value			9,421				11,206			12,074			11,887			11,309			14,734			11,886		13,679	15,849	19,054	25,423
C000144997
Account Value [Line Items]
Accumulated Value			2,000,000				2,386,004			2,578,593			2,551,623			2,436,747			3,183,589			2,577,612		2,974,613	3,458,616	4,176,292	5,589,409
C000155527
Account Value [Line Items]
Accumulated Value			10,000				11,939			12,910			12,766			12,212			15,945			12,927		14,932	17,352	20,957	28,088
C000144998
Account Value [Line Items]
Accumulated Value			1,000,000				1,192,818			1,288,331			1,271,122			1,212,669			1,584,026			1,282,462		1,477,697	1,716,482	2,068,945	2,768,521
C000144999
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Trivalent International Small-Cap Fund
Accumulated Value			9,426				11,503			13,129			12,195			12,213			17,172			12,841		14,524	15,891	20,102	24,878
C000145000
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Trivalent International Small-Cap Fund
Accumulated Value			10,000				12,114			13,723			12,656			12,573			17,549			13,014		14,622	15,868	20,072	24,842
C000145001
Account Value [Line Items]
Accumulated Value			2,000,000				2,449,076			2,806,760			2,618,890			2,632,966			3,716,723			2,789,209		3,169,126	3,479,779	4,419,978	5,490,318
C000145002
Account Value [Line Items]
Accumulated Value			10,000				12,228			13,999			13,039			13,086			18,470			13,841		15,716	17,251	21,898	27,189
C000145003
Account Value [Line Items]
Accumulated Value			1,000,000				1,222,733			1,399,405			1,303,167			1,308,501			1,844,509			1,382,121		1,567,776	1,718,874	2,180,436	2,704,953
C000002333
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Diversified Stock Fund
Accumulated Value			9,423				10,541			12,022			12,551			13,015			18,335			16,789		20,479	25,323	29,561	37,441
C000002336
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Diversified Stock Fund
Accumulated Value			10,000				11,088			12,542			12,979			13,332			18,602			16,873		20,394	24,972	29,150	36,922
C000052113
Account Value [Line Items]
Accumulated Value			2,000,000				2,241,997			2,563,826			2,683,635			2,789,879			3,939,973			3,617,038		4,423,091	5,480,428	6,411,980	8,140,637
C000002337
Account Value [Line Items]
Accumulated Value			10,000				11,153			12,684			13,210			13,657			19,182			17,516		21,312	26,266	30,570	38,623
C000138365
Account Value [Line Items]
Accumulated Value			10,000				11,214			12,831			13,437			13,976			19,747			18,136		22,195	27,506	32,198	40,910
C000111270
Account Value [Line Items]
Accumulated Value			1,000,000				1,120,900			1,280,447			1,339,730			1,392,466			1,965,982			1,804,824		2,206,520	2,732,329	3,195,693	4,057,576
C000002344
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Fund for Income
Accumulated Value			9,772				9,652			9,591			10,035			10,413			10,313			9,796		9,752	10,166	10,727	11,026
C000002345
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Fund for Income
Accumulated Value			10,000				9,809			9,661			10,032			10,321			10,140			9,550		9,444	9,773	10,312	10,600
C000098399
Account Value [Line Items]
Accumulated Value			2,000,000				1,983,073			1,973,800			2,070,887			2,154,495			2,141,925			2,036,951		2,036,010	2,128,044	2,251,220	2,319,869
C000002346
Account Value [Line Items]
Accumulated Value			10,000				9,887			9,827			10,281			10,655			10,566			10,035		9,991	10,414	10,988	11,294
C000155524
Account Value [Line Items]
Accumulated Value			10,000				9,914			9,879			10,366			10,775			10,714			10,189		10,171	10,663	11,265	11,611
C000111273
Account Value [Line Items]
Accumulated Value			1,000,000				989,577			985,373			1,033,097			1,074,124			1,065,975			1,013,462		1,010,827	1,057,355	1,117,842	1,151,199
C000219862
Account Value [Line Items]
Accumulated Value	10,000			9,942				9,447			9,420			9,848			10,406			10,711
C000002332
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Investment Grade Convertible Fund
Accumulated Value			9,778				11,091			12,295			13,234			13,719			17,245			15,708		16,258	17,477	18,768	20,361
C000052112
Account Value [Line Items]
Accumulated Value			2,000,000				2,279,634			2,536,487			2,742,419			2,856,876			3,607,812			3,298,283		3,420,978	3,691,933	3,976,476	4,326,300
C000219861
Account Value [Line Items]
Accumulated Value	10,000			11,869				10,829			11,215			12,082			12,991			14,122
C000002334
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Sycamore Established Value Fund
Accumulated Value			9,425				10,927			12,149			12,811			11,754			18,278			17,454		19,770	21,888	22,830	26,980
C000169232
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Sycamore Established Value Fund
Accumulated Value			10,000				11,503			12,689			13,279			12,091			18,658			17,683		19,876	21,837	22,777	26,917
C000052114
Account Value [Line Items]
Accumulated Value			2,000,000				2,324,436			2,591,786			2,742,013			2,523,522			3,936,786			3,771,239		4,285,638	4,759,586	4,978,776	5,902,189
C000002335
Account Value [Line Items]
Accumulated Value			10,000				11,569			12,840			13,511			12,371			19,199			18,295		20,677	22,848	23,776	28,041
C000138366
Account Value [Line Items]
Accumulated Value			10,000				11,634			12,984			13,737			12,645			19,736			18,914		21,501	23,892	25,000	29,647
C000111271
Account Value [Line Items]
Accumulated Value			1,000,000				1,162,374			1,296,214			1,371,049			1,261,333			1,967,494			1,883,998		2,139,169	2,373,889	2,481,418	2,939,223
C000002356
Account Value [Line Items]
Line Graph and Table Measure Name						Victory Sycamore Small Company Opportunity Fund
Accumulated Value			9,424				11,723			13,391			13,791			11,961			18,477			16,795		18,824	19,749	20,009	26,021
C000052116
Account Value [Line Items]
Accumulated Value			2,000,000				2,495,808			2,859,941			2,955,479			2,572,261			3,986,608			3,636,622		4,091,110	4,307,503	4,378,217	5,712,758
C000002357
Account Value [Line Items]
Accumulated Value			10,000				12,413			14,145			14,534			12,586			19,408			17,612		19,706	20,634	20,854	27,069
C000164985
Account Value [Line Items]
Accumulated Value			10,000				12,478			14,302			14,783			12,874			19,961			18,219		20,499	21,594	21,958	28,670
C000111275
Account Value [Line Items]
Accumulated Value			1,000,000				1,244,872			1,423,363			1,468,780			1,276,651			1,975,895			1,801,853		2,025,351	2,131,036	2,164,713	2,822,379
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,960			1,348,424			1,488,895			1,600,639			2,253,606			2,014,367		2,409,064	3,000,635	3,455,641	4,227,112
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000			13,117				11,724			14,021			17,465			20,113			24,603
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value		10,000			10,247				14,427			12,896			15,422			19,209			22,122		27,061
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,960			1,348,424			1,488,895			1,600,639			2,253,606			2,014,367		2,409,064	3,000,635	3,455,641	4,227,112
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value	10,000			13,117				11,724			14,021			17,465			20,113			24,603
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,185,095			1,360,229			1,482,412			1,579,207			2,276,654			1,960,982		2,332,660	2,872,090	3,311,398	4,067,175
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,185,095			1,360,229			1,482,412			1,579,207			2,276,654			1,960,982		2,332,660	2,872,090	3,311,398	4,067,175
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000			13,326				11,478			13,654			16,812			19,383			23,807
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,185,095			1,360,229			1,482,412			1,579,207			2,276,654			1,960,982		2,332,660	2,872,090	3,311,398	4,067,175
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,960			1,348,424			1,488,895			1,600,639			2,253,606			2,014,367		2,409,064	3,000,635	3,455,641	4,227,112
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,960			1,348,424			1,488,895			1,600,639			2,253,606			2,014,367		2,409,064	3,000,635	3,455,641	4,227,112
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index (Net)
Accumulated Value			10,000				12,045			12,922			13,088			12,460			16,910			13,626		15,359	17,144	20,183	25,765
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index (Net)
Accumulated Value			2,000,000				2,409,007			2,584,344			2,617,645			2,491,926			3,382,019			2,725,261		3,071,800	3,428,843	4,036,542	5,152,931
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index (Net)
Accumulated Value			10,000				12,045			12,922			13,088			12,460			16,910			13,626		15,359	17,144	20,183	25,765
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI ACWI ex USA Index (Net)
Accumulated Value			1,000,000				1,204,504			1,292,172			1,308,823			1,245,963			1,691,010			1,362,631		1,535,900	1,714,421	2,018,271	2,576,465
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,878			13,153			13,908			14,202			19,778			16,663		19,417	23,179	26,927	33,301
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,878			13,153			13,908			14,202			19,778			16,663		19,417	23,179	26,927	33,301
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			2,000,000				2,375,617			2,630,500			2,781,605			2,840,309			3,955,570			3,332,582		3,883,451	4,635,866	5,385,383	6,660,228
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,878			13,153			13,908			14,202			19,778			16,663		19,417	23,179	26,927	33,301
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			1,000,000				1,187,809			1,315,250			1,390,803			1,420,155			1,977,785			1,666,291		1,941,726	2,317,933	2,692,692	3,330,114
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			2,000,000				2,357,920			2,696,848			2,977,791			3,201,277			4,507,211			4,028,733		4,818,127	6,001,270	6,911,282	8,454,225
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,960			1,348,424			1,488,895			1,600,639			2,253,606			2,014,367		2,409,064	3,000,635	3,455,641	4,227,112
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646			11,607			10,413		10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646			11,607			10,413		10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			2,000,000				1,993,707			1,985,787			2,142,053			2,329,261			2,321,499			2,082,567		2,063,037	2,117,316	2,245,965	2,331,106
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646			11,607			10,413		10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646			11,607			10,413		10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			1,000,000				996,854			992,893			1,071,027			1,164,631			1,160,749			1,041,283		1,031,519	1,058,658	1,122,982	1,165,553
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,942				8,919			8,835			9,068			9,619			9,983
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				9,969			9,929			10,710			11,646			11,607			10,413		10,315	10,587	11,230	11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			2,000,000				1,993,707			1,985,787			2,142,053			2,329,261			2,321,499			2,082,567		2,063,037	2,117,316	2,245,965	2,331,106
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			9,942				8,919			8,835			9,068			9,619			9,983
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			2,000,000				2,357,920			2,696,848			2,977,791			3,201,277			4,507,211			4,028,733		4,818,127	6,001,270	6,911,282	8,454,225
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,960			1,348,424			1,488,895			1,600,639			2,253,606			2,014,367		2,409,064	3,000,635	3,455,641	4,227,112
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			2,000,000				2,370,189			2,720,458			2,964,824			3,158,414			4,553,309			3,921,964		4,665,320	5,744,180	6,622,796	8,134,350
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			10,000				11,851			13,602			14,824			15,792			22,767			19,610		23,327	28,721	33,114	40,672
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,185,095			1,360,229			1,482,412			1,579,207			2,276,654			1,960,982		2,332,660	2,872,090	3,311,398	4,067,175
Russell Microcap Value Index
Account Value [Line Items]
Accumulated Value			10,000				13,126			15,843			14,114			12,006			22,045			17,594		18,097	19,538	21,359	35,003
Russell Microcap Value Index
Account Value [Line Items]
Accumulated Value			10,000				13,126			15,843			14,114			12,006			22,045			17,594		18,097	19,538	21,359	35,003
Russell Microcap Value Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,312,624			1,584,257			1,411,359			1,200,619			2,204,538			1,759,396		1,809,731	1,953,786	2,135,903	3,500,277
Russell Microcap Value Index
Account Value [Line Items]
Accumulated Value	10,000			17,034				13,594			13,983			15,096			16,503			27,046
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,593			12,473			12,932			11,405			17,456			15,711		17,361	19,441	21,683	27,455
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 8,550				$ 13,088			$ 11,779			$ 13,016			$ 14,575			$ 16,256		$ 20,584
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,593			12,473			12,932			11,405			17,456			15,711		17,361	19,441	21,683	27,455
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,159,255			1,247,304			1,293,221			1,140,467			1,745,645			1,571,133		1,736,145	1,944,092	2,168,324	2,745,521
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value	10,000			13,929				12,537			13,853			15,513			17,302			21,908
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000				12,486			14,121			13,241			10,927			18,934			15,851		16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000				12,486			14,121			13,241			10,927			18,934			15,851		16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000				12,486			14,121			13,241			10,927			18,934			15,851		16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000				12,486			14,121			13,241			10,927			18,934			15,851		16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,248,570			1,412,122			1,324,070			1,092,663			1,893,362			1,585,114		1,680,340	1,863,426	1,966,573	2,812,317
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,836			13,196			12,942			10,936			17,851			15,496		17,103	19,026	21,017	29,117
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,836			13,196			12,942			10,936			17,851			15,496		17,103	19,026	21,017	29,117
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,183,606			1,319,589			1,294,199			1,093,616			1,785,118			1,549,600		1,710,302	1,902,570	2,101,739	2,911,702
Russell 2500 Value Index
Account Value [Line Items]
Accumulated Value	10,000			15,054				13,068			14,423			16,045			17,724			24,555
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			10,000				11,790			13,484			14,889			16,006			22,536			20,144		24,091	30,006	34,556	42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,178,960			1,348,424			1,488,895			1,600,639			2,253,606			2,014,367		2,409,064	3,000,635	3,455,641	4,227,112
Russell MidCap Index
Account Value [Line Items]
Accumulated Value			10,000				11,648			13,084			14,108			13,792			20,660			17,087		19,637	22,165	25,536	31,060
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value			10,000				11,705			13,873			15,806			17,689			25,432			17,911		22,054	25,373	32,095	34,075
Russell MidCap Index
Account Value [Line Items]
Accumulated Value			10,000				11,648			13,084			14,108			13,792			20,660			17,087		19,637	22,165	25,536	31,060
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value			10,000				11,705			13,873			15,806			17,689			25,432			17,911		22,054	25,373	32,095	34,075
Russell MidCap Index
Account Value [Line Items]
Accumulated Value			10,000				11,648			13,084			14,108			13,792			20,660			17,087		19,637	22,165	25,536	31,060
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value			10,000				11,705			13,873			15,806			17,689			25,432			17,911		22,054	25,373	32,095	34,075
Russell MidCap Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,164,839			1,308,414			1,410,801			1,379,200			2,066,025			1,708,681		1,963,692	2,216,526	2,553,558	3,105,993
Russell MidCap Growth Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,170,467			1,387,259			1,580,637			1,768,910			2,543,186			1,791,055		2,205,359	2,537,314	3,209,452	3,407,536
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Developed Ex-U.S. SmallCap Index
Accumulated Value			10,000				12,135			13,469			12,640			12,117			17,402			13,005		14,370	15,461	18,521	21,659
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Developed Ex-U.S. SmallCap Index
Accumulated Value			10,000				12,135			13,469			12,640			12,117			17,402			13,005		14,370	15,461	18,521	21,659
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Developed Ex-U.S. SmallCap Index
Accumulated Value			2,000,000				2,427,051			2,693,831			2,528,014			2,423,316			3,480,362			2,601,075		2,874,080	3,092,190	3,704,188	4,331,749
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Developed Ex-U.S. SmallCap Index
Accumulated Value			10,000				12,135			13,469			12,640			12,117			17,402			13,005		14,370	15,461	18,521	21,659
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Developed Ex-U.S. SmallCap Index
Accumulated Value			1,000,000				1,213,526			1,346,916			1,264,007			1,211,658			1,740,181			1,300,538		1,437,040	1,546,095	1,852,094	2,165,874
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-5 Year U.S. Government Bond Index
Accumulated Value			10,000				9,948			9,911			10,401			10,956			10,921			10,389		10,350	10,778	11,436	11,744
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-5 Year U.S. Government Bond Index
Accumulated Value			10,000				9,948			9,911			10,401			10,956			10,921			10,389		10,350	10,778	11,436	11,744
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-5 Year U.S. Government Bond Index
Accumulated Value			2,000,000				1,989,658			1,982,143			2,080,129			2,191,165			2,184,107			2,077,762		2,069,906	2,155,627	2,287,257	2,348,759
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-5 Year U.S. Government Bond Index
Accumulated Value			10,000				9,948			9,911			10,401			10,956			10,921			10,389		10,350	10,778	11,436	11,744
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-5 Year U.S. Government Bond Index
Accumulated Value			10,000				9,948			9,911			10,401			10,956			10,921			10,389		10,350	10,778	11,436	11,744
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-5 Year U.S. Government Bond Index
Accumulated Value			1,000,000				994,829			991,071			1,040,065			1,095,582			1,092,054			1,038,881		1,034,953	1,077,814	1,143,629	1,174,380
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg 1-5 Year U.S. Government Bond Index
Accumulated Value	10,000			9,967				9,481			9,446			9,837			10,437			10,718
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Accumulated Value			10,000				11,658			12,944			14,432			14,703			17,990			17,421		18,071	19,579	21,894	24,295
ICE BofAML Investment Grade U.S. Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Investment Grade U.S. Convertible Index
Accumulated Value			10,000				12,040			13,827			15,280			15,457			18,661			17,776		18,371	19,840	21,984	27,289
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Accumulated Value			2,000,000				2,331,504			2,588,873			2,886,436			2,940,538			3,598,060			3,484,241		3,614,138	3,915,784	4,378,844	4,859,002
ICE BofAML Investment Grade U.S. Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Investment Grade U.S. Convertible Index
Accumulated Value			2,000,000				2,408,053			2,765,387			3,055,992			3,091,312			3,732,235			3,555,168		3,674,217	3,968,072	4,396,798	5,457,735
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Accumulated Value	10,000			11,574				11,208			11,626			12,596			14,086			15,630
ICE BofAML Investment Grade U.S. Convertible Index
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofAML Investment Grade U.S. Convertible Index
Accumulated Value	$ 10,000			$ 11,290				$ 10,754			$ 11,114			$ 12,003			$ 13,300			$ 16,509
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,593			12,473			12,932			11,405			17,456			15,711		17,361	19,441	21,683	27,455
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,593			12,473			12,932			11,405			17,456			15,711		17,361	19,441	21,683	27,455
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			2,000,000				2,318,510			2,494,608			2,586,441			2,280,934			3,491,289			3,142,267		3,472,290	3,888,183	4,336,648	5,491,043
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,593			12,473			12,932			11,405			17,456			15,711		17,361	19,441	21,683	27,455
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			10,000				11,593			12,473			12,932			11,405			17,456			15,711		17,361	19,441	21,683	27,455
Russell MidCap Value Index
Account Value [Line Items]
Accumulated Value			1,000,000				1,159,255			1,247,304			1,293,221			1,140,467			1,745,645			1,571,133		1,736,145	1,944,092	2,168,324	2,745,521
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000				12,486			14,121			13,241			10,927			18,934			15,851		16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			2,000,000				2,497,139			2,824,245			2,648,141			2,185,325			3,786,724			3,170,228		3,360,681	3,726,851	3,933,146	5,624,633
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000				12,486			14,121			13,241			10,927			18,934			15,851		16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			10,000				12,486			14,121			13,241			10,927			18,934			15,851		16,803	18,634	19,666	28,123
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value			$ 1,000,000				$ 1,248,570			$ 1,412,122			$ 1,324,070			$ 1,092,663			$ 1,893,362			$ 1,585,114		$ 1,680,340	$ 1,863,426	$ 1,966,573	$ 2,812,317